CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Avista Public Acquisition Corp. II [Member]	Additional Paid-in Capital [Member] Avista Public Acquisition Corp. II [Member]	Retained Earnings [Member] Avista Public Acquisition Corp. II [Member]	Common Class A [Member] Common Stock [Member] Avista Public Acquisition Corp. II [Member]	Common Class B [Member] Common Stock [Member] Avista Public Acquisition Corp. II [Member]
Balance at the beginning at Dec. 31, 2018	$ 204,882,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(13,589,000)
Balance at the end at Dec. 31, 2019	218,243,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17,557,000)
Balance at the end at Dec. 31, 2020	235,537,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(7,455,000)
Balance at the end at Mar. 31, 2021	227,600,000	$ 17,214	$ 24,425	$ (7,786)	$ 0	$ 575
Balance at the end (in shares) at Mar. 31, 2021					0	5,750,000
Balance at the beginning at Dec. 31, 2020	235,537,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(23,970,000)
Balance at the end at Sep. 30, 2021	228,002,000	(6,903,654)	0	(6,904,229)	$ 0	$ 575
Balance at the end (in shares) at Sep. 30, 2021					0	5,750,000
Balance at the beginning at Dec. 31, 2020	235,537,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares to redemption amount		(28,593,235)
Net loss	(27,042,000)
Balance at the end at Dec. 31, 2021	234,307,000	(7,553,698)	0	(7,554,273)	$ 0	$ 575
Balance at the end (in shares) at Dec. 31, 2021					0	5,750,000
Balance at the beginning at Feb. 04, 2021		0	0	0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 04, 2021					0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		25,000	24,425	0		$ 575
Issuance of Class B ordinary shares to Sponsor (in shares)						5,750,000
Net loss		(7,786)	0	(7,786)
Balance at the end at Mar. 31, 2021	227,600,000	17,214	24,425	(7,786)	$ 0	$ 575
Balance at the end (in shares) at Mar. 31, 2021					0	5,750,000
Balance at the beginning at Feb. 04, 2021		0	0	0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 04, 2021					0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares to redemption amount		(28,307,827)
Waiver of deferred underwriting commissions by underwriter		0
Deemed dividend - Forward Purchase and Backstop Securities		0
Net loss		(180,550)
Balance at the end at Sep. 30, 2021	228,002,000	(6,903,654)	0	(6,904,229)	$ 0	$ 575
Balance at the end (in shares) at Sep. 30, 2021					0	5,750,000
Balance at the beginning at Feb. 04, 2021		0	0	0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 04, 2021					0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		25,000	24,425			$ 575
Issuance of Class B ordinary shares to Sponsor (in shares)						5,750,000
Remeasurement of Class A ordinary shares to redemption amount		(28,593,235)	(21,555,404)	(7,037,831)
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)		9,232,604	9,232,604
Proceeds from sale of Private Placement Warrants to the Sponsor (net of offering costs)		12,298,375	12,298,375
Net loss		(516,442)	0	(516,442)
Balance at the end at Dec. 31, 2021	234,307,000	(7,553,698)	0	(7,554,273)	$ 0	$ 575
Balance at the end (in shares) at Dec. 31, 2021					0	5,750,000
Balance at the beginning at Mar. 31, 2021	227,600,000	17,214	24,425	(7,786)	$ 0	$ 575
Balance at the beginning (in shares) at Mar. 31, 2021					0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(8,625,000)	(2,185)	0	(2,185)
Balance at the end at Jun. 30, 2021	226,403,000	15,029	24,425	(9,971)	$ 0	$ 575
Balance at the end (in shares) at Jun. 30, 2021					0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)		9,245,327	9,245,327	0
Proceeds from sale of Private Placement Warrants to the Sponsor (net of offering costs)		12,314,397	12,314,397	0
Accretion of Class A ordinary shares to redemption value		(28,307,828)	(21,584,149)	(6,723,679)
Deemed dividend - Forward Purchase and Backstop Securities		0
Net loss	(7,890,000)	(170,579)	0	(170,579)
Balance at the end at Sep. 30, 2021	228,002,000	(6,903,654)	0	(6,904,229)	$ 0	$ 575
Balance at the end (in shares) at Sep. 30, 2021					0	5,750,000
Balance at the beginning at Dec. 31, 2021	234,307,000	(7,553,698)	0	(7,554,273)	$ 0	$ 575
Balance at the beginning (in shares) at Dec. 31, 2021					0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of Forward Purchase Agreement		(223,380)		(223,380)
Deemed dividend - Forward Purchase and Backstop Securities		(225,000)		(225,000)
Net loss	(6,282,000)	(4,361,240)		(4,361,240)
Balance at the end at Mar. 31, 2022	224,921,000	(12,363,318)	0	(12,363,893)	$ 0	$ 575
Balance at the end (in shares) at Mar. 31, 2022					0	5,750,000
Balance at the beginning at Dec. 31, 2021	234,307,000	(7,553,698)	0	(7,554,273)	$ 0	$ 575
Balance at the beginning (in shares) at Dec. 31, 2021					0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares to redemption amount		(1,438,875)
Waiver of deferred underwriting commissions by underwriter		4,025,000
Deemed dividend - Forward Purchase and Backstop Securities		(225,000)
Net loss	(29,154,000)	(8,452,586)
Balance at the end at Sep. 30, 2022	232,710,000	(13,868,540)	0	(13,869,115)	$ 0	$ 575
Balance at the end (in shares) at Sep. 30, 2022					0	5,750,000
Balance at the beginning at Mar. 31, 2022	224,921,000	(12,363,318)	0	(12,363,893)	$ 0	$ 575
Balance at the beginning (in shares) at Mar. 31, 2022					0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares to redemption amount		(348,332)		(348,332)
Net loss	(10,276,000)	(1,624,916)		(1,624,916)
Balance at the end at Jun. 30, 2022	226,943,000	(14,336,566)	0	(14,337,141)	$ 0	$ 575
Balance at the end (in shares) at Jun. 30, 2022					0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares to redemption amount		(1,090,544)		(1,090,544)
Waiver of deferred underwriting commissions by underwriter		4,025,000		4,025,000
Deemed dividend - Forward Purchase and Backstop Securities		0
Net loss	(12,596,000)	(2,466,430)		(2,466,430)
Balance at the end at Sep. 30, 2022	$ 232,710,000	$ (13,868,540)	$ 0	$ (13,869,115)	$ 0	$ 575
Balance at the end (in shares) at Sep. 30, 2022					0	5,750,000